Significant Accounting Policies - Facility Opening, Advertising Costs, Interest Expense, and Shares Held in Trust (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Billing of rebates to manufacturers, period (in days)	30 days
Long-term portion of lease obligations associated with facility closings	$ 217	$ 207
Advertising costs, net of vendor funding	221	212	$ 177
Interest expense, net of capitalized interest	859	615	517
Interest income	21	15	8
Capitalized interest	$ 12	$ 19	$ 25
Shares held in employee trust (in shares)	1	1